Statement of comprehensive income, profit or loss, by function of expense (Statement) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Profit or loss [abstract]
Interest income		€ 61,659	€ 47,850		€ 31,432
Interest revenue calculated using effective interest method		55,224	42,141		29,134
Other interest income		6,435	5,709		2,298
Interest expense		(36,392)	(24,761)		(12,309)	[1]
Interest income (expense)		25,267	23,089	[2]	19,124	[2],[3]
Dividend income		120	118		123
Share of profit (loss) of associates and joint ventures accounted for using equity method		40	26		21
Fee and commission income		13,036	9,899		8,260	[4]
Fee and commission expense		(5,048)	(3,611)		(2,888)	[5]
Gains or losses on derecognition of financial assets and liabilities not measured at fair value through profit or loss net		327	76		64
Gains Losses On Derecognition Of Financial Assets At Amortized Cost		20	41		8
Gains Losses On Derecognition Of Other Financial Assets And Liabilities		307	35		56
Gains or losses on financial assets and liabilities held for trading net		2,458	1,352		562
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Held For Trading		0	0		0
Reclassification Of Financial Assets From Amortized Cost To Held For Trading		0	0		0
Reclassification Of Other Gains Losses To Held For Trading		2,458	1,352		562
Gains (losses) on financial assets at fair value through profit or loss, mandatorily measured at fair value		179	337		(67)
Reclassification Of Financial Assets From Fair Value Through Other Comprehensive Income To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0		0
Reclassification Of Financial Assets From Amortized Cost To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		0	0		0
Reclassification Of Other Gains Losses To Non Trading Financial Assets Mandatorily At Fair Value Through Profit Or Loss		179	337		(67)
Gains or losses on financial assets and liabilities designated at fair value through profit or loss net		249	96		150
Gain (loss) on hedge ineffectiveness recognised in profit or loss		5	(17)		(45)
Foreign exchange gain (loss)		695	339		1,275
Miscellaneous other operating income		623	619		528
Miscellaneous other operating expense		3,951	4,042		3,438
Income arising from insurance contracts	[6]	3,720	3,081		2,622	[7]
Expense arising from insurance contracts		(2,238)	(1,821)		(1,547)	[7]
Gross profit		35,481	29,542	[2]	24,743	[2],[3]
Administrative expenses		12,660	10,905		9,373
Employee benefits expense		(7,659)	(6,530)		(5,601)	[8]
Other expense, by function		5,001	4,375		3,773	[9]
Depreciation and amortisation expense		(1,533)	(1,403)		(1,328)
Provision or reversal of provisions		(198)	(373)		(291)
Impairment loss on financial assets		5,745	4,428		3,379
Gains (losses) on financial assets at amortised cost		(5,687)	(4,386)		(3,303)
Impairment Financial Assets Measured At Fair Value Through Other Comprehensive Income		(58)	(42)		(76)
Profit (loss) from operating activities		15,345	12,432		10,372
Impairment or reversal of impairment investments in subsidiaries joint ventures and associates		63	(9)		42
Impairment or reversal of impairment on non financial assets		1	(54)		(27)
Impairment loss recognised in profit or loss, intangible assets and goodwill		15	26		25
Impairment or reversal of impairment on other non financial assets		13	12		55
Impairment tangible assets		(29)	16		(53)
Gains(losses) on derecognized of non financial assets and subsidiaries net		14	28		(11)
Negative goodwill recognised in profit and loss		0	0		0
Gains (losses) from non current assets and disposal groups classified as held for sale not qualifying as discontinued operations		(17)	22		(108)
Profit (loss) before tax		15,405	12,419	[2]	10,268	[2],[3],[10]
Tax expense (income)	[11]	(4,830)	(4,003)		(3,505)	[12]
Profit (loss) from continuing operations		10,575	8,416		6,763
Profit (loss) from discontinued operations		0	0		0
Profit (loss)		10,575	8,416		6,763
Profit (loss), attributable to non-controlling interests		521	397		405	[13]
Profit (loss), attributable to owners of parent		€ 10,054	€ 8,019	[2]	€ 6,358	[2],[3],[14]
Basic earnings (loss) per share		€ 1.68	€ 1.29		€ 0.98	[14]
Basic earnings (loss) per share from continuing operations		1.68	1.29		0.98	[14]
Diluted earnings (loss) per share from continuing operations		1.68	1.29		0.98	[14]
Basic earnings (loss) per share from discontinued operations		0	0		0	[14]
Diluted earnings (loss) per share from discontinued operations		€ 0	€ 0		€ 0	[14]

[1]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(2) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the corresponding operating segments. Therefore, in order to make those year-on-year comparisons homogeneous, the figures for the year 2023 have been revised, which has not affected the consolidated financial information of the Group.
[3]
(3) Restated according to IFRS 17 - Insurance contracts, which had no material impacts for such period (see “Presentation of Financial Information—Changes in Accounting Policies—IFRS 17 Insurance contracts”).

[4]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[5]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[6]
(2) In general, the transition approach for calculating the contractual service margin has been the fair value approach for long-term contracts and the full retrospective approach for short-term contracts.

[7]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[8]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[9]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[10]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[11]	(2) In 2024, €3,970 million and €860 million corresponded to current tax expenses and deferred tax expenses, respectively.
[12]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[13]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3 ).
[14]	(3) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)